Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedged items [line items]
Balance sheet items		Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Fair value hedges [member] | Interest rate risk [member] | Fixed rate assets [member] | Designated as hedged items in hedging relationships [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 42,810	$ 49,272
Accumulated amount of fair value adjustments on the hedged item, Assets	$ (78)	1,058
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Changes in fair values used for calculating hedge ineffectiveness	$ (1,027)	879
Fair value hedges [member] | Interest rate risk [member] | Fixed rate liabilities [member] | Designated as hedged items in hedging relationships [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	65,355	68,130
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ (59)	$ 1,817
Balance sheet items	Deposits - Business and government; Subordinated debentures	Deposits – Business and government; Subordinated debentures
Changes in fair values used for calculating hedge ineffectiveness	$ 1,842	$ (1,142)